Related Party Balances and Transactions (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Related Party [Member]
Related Party Balances and Transactions [Line Items]
Maturity date of related party loan	¥ 22,604,882	$ 3,157,724	¥ 22,604,882